Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2020
Other Short-Term Borrowings [Abstract]
Disclosure of Other Short-Term Borrowings [text block]	01 – Other Short-Term Borrowings
in € m.	Dec 31, 2020	Dec 31, 2019
Other short-term borrowings:
Commercial paper	1,748	1,585
Other	1,804	3,633
Total other short-term borrowings	3,553	5,218